Trade and Other Receivables - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]
Trade and Other Receivables
Trade receivables	€ 705,452	€ 645,113	[1]	€ 609,081
Other receivables	10,529	27,444
Personnel	1,489	1,123
Advance payments	5,590	4,150
Taxation authorities, VAT recoverable	53,532	32,587
Other public entities	6,416	9,629
Other receivables	77,556	74,933	[1]	73,181
Current income tax assets	52,589	47,213	[1]	56,782
Trade and other receivables	835,597	767,259	[1]	€ 739,044
Gross carrying amount
Trade and Other Receivables
Trade receivables	677,147	449,139
Receivables from associates	38,657	227,550
Accumulated impairment
Trade and Other Receivables
Trade receivables	€ (10,352)	€ (31,576)

[1]	Restated figures (Note 2.d)